To Our Contract Owners:                                           August 8, 1997

I am pleased to provide you with your Semi-Annual Report for New England Variable Annuity Fund I. This report reviews the performance of the fund through the first six months of 1997 and lists the holdings in the portfolio as of June 30, 1997. The report also contains the complete investment history of this twenty-six year old fund on both a year by year and cumulative basis.

The proven long-term investment record of this fund is most impressive. For example, over the ten year period ended June 30, 1997, the value of an accumulation unit rose from 8.090476 to 23.711213--a total return of 193.1%.

In addition to the performance of the fund, there are a number of other benefits to owning your variable annuity. It is ideally suited for retirement planning since you are provided with a hedge against inflation, a guaranteed minimum death benefit and variable and fixed payout options, including options that provide payments for your lifetime. Your annuity contract will also provide for immediate payment of death proceeds to your named beneficiary without incurring the long delays and costs of probate.

If you would like more information about this investment opportunity, please contact your New England representative.


                                        Sincerely,

                                        /s/ Bruce C. Long

                                        Bruce C. Long
                                        President
                                        New England Annuities

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 2% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

NEW ENGLAND VARIABLE ANNUITY FUND I

INVESTMENT RECORD
PERCENT CHANGE IN UNIT VALUE*

                                                                  New England
                                                                Variable Annuity
                                                                     Fund I
      26 years ended June 30, 1997.............................     +1,931.9%
      20 years ended June 30, 1997.............................     +2,037.8%
      15 years ended June 30, 1997.............................       +990.3%
      10 years ended June 30, 1997.............................       +193.1%
       5 years ended June 30, 1997.............................       +122.0%
       1 year ended June 30, 1997..............................        +35.4%
       6 months ended June 30, 1997............................        +18.1%

* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.166948, $1.109117, $2.174736, $8.090476, $10.683132, $17.512335 and $20.079854, respectively.

The periods selected cover the preceding twenty-six years, twenty years, fifteen years, ten years, five years, the past year and the past six months. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. Other direct expenses reflect an additional .16% in charges to the Fund.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE TABLE

                       Accumulation   %
Date                    Unit Value  Change
March 25, 1971........  $1.157298     --
December 31, 1971.....   1.180085   + 2.0
December 31, 1972.....   1.324345   +12.2
December 31, 1973.....   1.144645   -13.6
December 31, 1974.....   0.786512   -31.3
December 31, 1975.....   0.981727   +24.8
December 31, 1976.....   1.147484   +16.9
December 31, 1977.....   1.077867   - 6.1
December 31, 1978.....   1.180390   + 9.5
December 31, 1979.....   1.356685   +14.9
December 31, 1980.....   1.907809   +40.6
December 31, 1981.....   2.046992   + 7.3
December 31, 1982.....   3.254033   +59.0
December 31, 1983.....   3.943886   +21.2

                       Accumulation   %
Date                    Unit Value  Change
December 31, 1984.....  $3.572709   - 9.4
December 31, 1985.....   4.823900   +35.0
December 31, 1986.....   6.156190   +27.6
December 31, 1987.....   7.017161   +14.0
December 31, 1988.....   6.745649   - 3.9
December 31, 1989.....   7.984578   +18.4
December 31, 1990.....   8.383448   + 5.0
December 31, 1991.....  11.835525   +41.2
December 31, 1992.....  11.576959   - 2.2
December 31, 1993.....  12.850577   +11.0
December 31, 1994.....  11.899473   - 7.4
December 31, 1995.....  16.523266   +38.9
December 31, 1996.....  20.079854   +21.5
June 30, 1997.........  23.711213   +18.1

The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 1996, and on June 30, 1997, together with the percentage change in accumulation unit values during each such period.

-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending June 30, 1997 was 22.0%, 14.9% and 10.2%, respectively, assuming deduction of the 2% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was 24.5%, 15.3% and 10.4%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).
-------------------------------------------------------------------------------

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO CHANGES
Six Months ended June 30, 1997

      NEW SECURITIES ADDED
                           Shares
                           ------
Clorox Co. ............... 20,000
Computer Sciences Corp. .. 39,500
Eli Lilly & Company....... 37,500
Microsoft Corp. .......... 30,100
Nestle S A................ 20,000
Pfizer, Inc. .............  9,300
Telebras.................. 24,000
Volkswagen AG............. 16,000
Warner Lambert Co. ....... 34,000

       SECURITIES ELIMINATED
                             Shares
                             ------
Aon Corp. .................. 10,000
Baker Hughes, Inc. ......... 42,000
Boeing Co. ................. 31,000
British Petroleum Co. PLC... 21,000
Chase Manhattan Corp. ...... 37,400
Citcorp..................... 49,000
Intel Corp. ................ 30,000
Nike, Inc. ................. 51,000
Procter & Gamble Co. ....... 14,000
Seagate Technology.......... 74,000
Texaco, Inc. ............... 33,500
UAL Corp. .................. 24,000
United Technologies Corp. ..  9,600

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENTS AS OF JUNE 30, 1997 (Unaudited)

        COMMON STOCKS--98.3% OF TOTAL NET ASSETS

                                                                           Value
 Shares                                                                 (Note 2)
 ------                                                              -----------
        AUTO & RELATED--3.3%
 16,000 Volkswagen AG.............................................   $ 2,425,920
                                                                     -----------
        BEVERAGES & TOBACCO--9.6%
 79,500 Anheuser Busch Companies, Inc. ...........................     3,334,031
 82,100 Philip Morris Companies, Inc. ............................     3,643,187
                                                                     -----------
                                                                       6,977,218
                                                                     -----------
        COMPUTER SOFTWARE & SERVICES--18.5%
 33,000 Compaq Computer Corp.*....................................     3,275,250
 39,500 Computer Sciences Corp.*..................................     2,848,937
 30,500 Dell Computer Corp.*......................................     3,581,844
 30,100 Microsoft Corp.*..........................................     3,803,888
                                                                     -----------
                                                                      13,509,919
                                                                     -----------
        DRUGS--12.9%
 37,500 Eli Lilly & Company.......................................     4,099,219
  9,300 Pfizer, Inc. .............................................     1,111,350
 34,000 Warner Lambert Co. .......................................     4,224,500
                                                                     -----------
                                                                       9,435,069
                                                                     -----------
        FOOD--RETAILERS/WHOLESALERS--6.7%
 64,000 Hershey Foods Corp. ......................................     3,540,000
 20,000 Nestle S A................................................     1,321,000
                                                                     -----------
                                                                       4,861,000
                                                                     -----------
        HOME PRODUCTS & COSMETICS--3.6%
 20,000 Clorox Co. ...............................................     2,640,000
                                                                     -----------
        INSURANCE--18.0%
 35,500 Aetna, Inc. ..............................................     3,634,313
 62,700 Allstate Corp. ...........................................     4,577,100
 32,700 American International Group, Inc. .......................     4,884,563
                                                                     -----------
                                                                      13,095,976
                                                                     -----------
        MACHINERY--9.5%
 33,000 Caterpillar, Inc. ........................................     3,543,375
 62,000 Deere & Co. ..............................................     3,402,250
                                                                     -----------
                                                                       6,945,625
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENTS -- Continued (Unaudited)

          COMMON STOCKS -- CONTINUED

                                                                          Value
   Shares                                                              (Note 2)
   ------                                                           -----------
          OFFICE EQUIPMENT & SUPPLIES--4.8%
   39,000 International Business Machines Corp. .................   $ 3,517,312
                                                                    -----------
          OIL--SERVICE--6.4%
   28,000 Halliburton Co. .......................................     2,219,000
   19,300 Schlumberger, LTD......................................     2,412,500
                                                                    -----------
                                                                      4,631,500
                                                                    -----------
          TELEPHONE--5.0%
   24,000 Telebras...............................................     3,642,000
                                                                    -----------
          TOTAL COMMON STOCKS
          (average cost $57,533,623).............................    71,681,539
                                                                    -----------
          CORPORATE SHORT-TERM NOTES--1.1% OF TOTAL NET ASSETS
   Face
  Amount
  ------
 $825,000 Chevron Oil Finance Co., 5.80% due 7/1/97..............       825,000
                                                                    -----------
          TOTAL CORPORATE SHORT-TERM NOTES
          (average cost $825,000)................................       825,000
                                                                    -----------
          TOTAL INVESTMENTS--99.4%
          (average cost $58,358,623).............................    72,506,539
                                                                    -----------
          Cash...................................................         3,949
          Receivable for investments sold .......................       740,986
          Dividends and interest receivable .....................        75,168
          Liabilities ...........................................      (403,058)
                                                                    -----------
          TOTAL NET ASSETS--100%.................................   $72,923,584
                                                                    ===========
          * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENT OF
ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

ASSETS
 Investments in common stocks at market (average cost $57,533,623)
  (Note 2)......................................................... $71,681,539
 Corporate short-term notes (at cost which approximates market)....     825,000
                                                                    -----------
    Total investments..............................................  72,506,539
                                                                    -----------
 Cash..............................................................       3,949
 Receivable for investments sold...................................     740,986
 Dividends and interest receivable.................................      75,168
                                                                    -----------
    Total assets...................................................  73,326,642
                                                                    -----------
LIABILITIES
 Payable for investments purchased.................................     290,710
 Payable for investment advisory fees (Note 4).....................      18,768
 Payable for mortality and expense risks (Note 5)..................      59,112
 Payable for other direct expenses.................................      22,858
 Payable to contractholders........................................       1,747
 Other liabilities.................................................       9,863
                                                                    -----------
    Total liabilities..............................................     403,058
                                                                    -----------
NET ASSETS......................................................... $72,923,584
                                                                    ===========
Net assets attributable to variable annuity contractholders
 2,843,543 accumulation units at $23.71 per unit................... $67,423,863
 Annuity reserves (Note 2).........................................   5,499,721
                                                                    -----------
                                                                    $72,923,584
                                                                    ===========

STATEMENT OF
OPERATIONS
For the six months ended June 30, 1997 (Unaudited)

INVESTMENT INCOME (Note 2)
 INCOME
  Dividends........................................................ $   506,210
  Interest.........................................................      28,431
                                                                    -----------
    Total income...................................................     534,641
                                                                    -----------
 EXPENSES
  Mortality and expense risks (Notes 2 and 5)......................     217,750
  Investment advisory fee (Note 4).................................      71,014
  Other direct expenses (Note 4)...................................      91,725
                                                                    -----------
    Total expenses.................................................     380,489
                                                                    -----------
 NET INVESTMENT INCOME.............................................     154,152
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 3)
  Realized net gain from investments sold..........................  11,488,002
  Change in unrealized depreciation of investments.................     (49,813)
                                                                    -----------
    Net gain on investments........................................  11,438,189
                                                                    -----------
Increase in net assets resulting from operations................... $11,592,341
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six months ended  Year ended
                                                   June 30, 1997   December 31,
                                                    (Unaudited)        1996
                                                  ---------------- ------------
INCREASE IN NET ASSETS FROM OPERATIONS
 Net investment income...........................   $   154,152    $   136,600
 Realized net gain from investments sold.........    11,488,002      6,318,302
 Change in unrealized appreciation or
  depreciation of investments....................       (49,813)     5,603,280
                                                    -----------    -----------
 Increase in net assets resulting from
  operations.....................................    11,592,341     12,058,182
                                                    -----------    -----------
CHANGES FROM PRINCIPAL TRANSACTIONS
 Purchase payments, less sales and administrative
  expenses and applicable premium taxes (Note 4).        81,873        259,763
 Contract terminations...........................    (2,155,416)    (6,873,884)
 Annuity payments................................      (233,831)      (586,217)
 Adjustments to annuity reserves (Note 2)........           --        (158,377)
 Other principal transactions....................    (1,644,095)           --
                                                    -----------    -----------
 Decrease in net assets resulting from principal
  transactions...................................    (3,951,469)    (7,358,715)
                                                    -----------    -----------
 Total increase..................................     7,640,872      4,699,467
NET ASSETS
 Beginning of period.............................    65,282,712     60,583,245
                                                    -----------    -----------
 End of period...................................   $72,923,584    $65,282,712
                                                    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION --
Selected Per Unit Data and Ratios

Selected data for an accumulation unit outstanding throughout each year, and for the six months ended June 30, 1997, and ratios are as follows:

                         Six Months
                            Ended
                          June 30,                Year Ended December 31,
                            1997     --------------------------------------------------
                         (Unaudited)   1996      1995      1994       1993      1992
                         -----------   ----      ----      ----       ----      ----
Net Asset Value,
 beginning of period....     $20.08     $16.52    $11.90    $12.85     $11.58    $11.84
                          ---------  --------- --------- ---------  --------- ---------
Per unit data
 Investment income......        .17        .28       .24       .29        .16       .25
 Expenses...............        .16        .24       .19       .16        .15       .14
                          ---------  --------- --------- ---------  --------- ---------
 Net investment income..        .01        .04       .05       .13        .01       .11
 Net realized and
  unrealized gain (loss)
  on investments........       3.62       3.52      4.57     (1.08)      1.26      (.37)
                          ---------  --------- --------- ---------  --------- ---------
 Net increase (decrease)
  in net asset value....       3.63       3.56      4.62      (.95)      1.27      (.26)
                          ---------  --------- --------- ---------  --------- ---------
 Net Asset Value, end of
  period................     $23.71     $20.08    $16.52    $11.90     $12.85    $11.58
                          =========  ========= ========= =========  ========= =========
Total Return (%)........       18.1       21.5      38.9      (7.4)      11.0      (2.2)
Ratios
 Ratio of operating
  expenses to average
  net assets (%)........       1.42*      1.34      1.35      1.26       1.26      1.25
 Ratio of net investment
  income to average net
  assets (%)............        .13*       .22       .34      1.06        .11       .98
Portfolio turnover (%)..     228.21*    196.25    228.26    139.43     154.15    171.55
Number of accumulation
 units outstanding at
 end of period..........  2,843,543  3,012,611 3,399,132 4,038,331  4,410,741 5,103,553

* Computed on an annualized basis.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.Nature of Operations

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. The operations of the Fund are part of Metropolitan Life Insurance Company (the "Insurance Company"). Prior to August 30, 1996, the Fund was a part of New England Mutual Life Insurance Company ("The New England"). Effective August 30, 1996, The New England merged into the Insurance Company. New England Life Insurance Company, a subsidiary of the Insurance Company, is the designated office for contractholder services. No new contracts are being offered at this time, but holders of existing flexible payment deferred contracts may continue to make purchase payments.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, on June 30, 1997, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices on that date. Corporate short-term notes are stated at cost, which approximates fair market value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0-5%, as regulated by the laws of the respective states. Charges to annuity reserves for mortality risk and expense risk experience are reimbursed to the Insurance Company if the reserves required are less than originally estimated. If additional reserves are required, the Insurance Company reimburses the variable annuity account.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- Continued

3.Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the six months ended June 30, 1997 were $77,159,388 and $78,991,475, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

4.Advisory and Service Fees With Affiliates

During the six months ended June 30, 1997, the Fund incurred investment management fees of $71,014, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, an affiliate of the Insurance Company. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the six months ended June 30, 1997, amounted to $5,396 and $2,013, respectively, were retained by the Insurance Company.

Effective January 1, 1995, the audit and managers fees have been borne by the Fund. These expenses amounted to $39,816 for the six months ended June 30, 1997.

5.Mortality and Expense Risks and Deductions

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. For the six months ended June 30, 1997, the mortality and expense risk charges totaled $217,750.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of
(1) the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date.

If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- Continued

6.Related Parties

Two members of the Board of Managers of the Fund are officers of New England Life Insurance Company. Both members are affiliated with the principal underwriter, one as an officer and one as a director.

7.Increase (Decrease) in Accumulation Units

                                              Six months ended
                                               June 30, 1997      Year ended
                                                (Unaudited)    December 31, 1996
                                              ---------------- -----------------
 Units purchased.............................        6,078            14,895
 Units redeemed..............................     (175,146)         (401,416)
                                                 ---------         ---------
  Net decrease...............................     (169,068)         (386,521)
Units at beginning of period.................    3,012,611         3,399,132
                                                 ---------         ---------
Units at end of period.......................    2,843,543         3,012,611
                                                 =========         =========

                                    [LOGO OF NEW ENGLAND ANNUITIES APPEARS HERE]

                                    --------------------------------------------
                                    NEW ENGLAND
                                    VARIABLE ANNUITY
                                    FUND I

                                    Semi-Annual Report
                                    June 30, 1997

New England Variable Annuity Fund I
is a separate account of
Metropolitan Life Insurance Company
One Madison Avenue
New York, New York 10010

Board of Managers
Frederick K. Zimmermann, Chairman
John J. Arena
John W. Flynn
Anne M. Goggin
Nancy Hawthorne
Joseph M. Hinchey
Richard S. Humphrey, Jr.
Robert B. Kittredge
John T. Ludes
Laurens MacLure
Dale Rogers Marshall
Joseph F. Turley

Designated Office for Contractholder Services
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700
(617) 578-2000

Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110

Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Auditor
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

This report has been prepared for the contract owners of the Fund and is authorized for distribution to prospective investors in the Fund when it is accompanied or preceded by a current prospectus.

--------------------------------------------------------------------------------

EQUAL OPPORTUNITY EMPLOYER M/F

(C)1997 New England Life Insurance Company